Investment in Associate	9 Months Ended	12 Months Ended
	Apr. 30, 2026	Jul. 31, 2025
DevvStream Corp [Member]
Investment in Associate [Line Items]
Investment in associate

7.      Investment in associate

On November 6, 2024, the Company received 2,000,000 shares in FCS, in connection with an agreement to acquire a stake in FCS in exchange for 200,000 shares of the Company that was entered into on October 28, 2024. At the time of acquisition, the 2,000,000 shares of FCS received by the Company represented 50% of shares outstanding, and the initial balance of investment was determined to be $1,220,000 being the fair value of the shares issued by the Company in consideration for the exchange. As at April 30, 2026, the Company’s share of ownership remained at 50%. Management assessed that the Company has significant influence over FCS based on its share of ownership, and that the investment should be accounted for using the equity method of accounting.

Summarized financial information of FCS and a reconciliation of the carrying amount of the investment set forth in the condensed consolidated interim balance sheets are set out below:

Summarized balance sheet

April 30, 2026
ASSETS
Cash	$258
Due from related parties	123,075
Start-up costs, net	99,483
Total assets	$222,816

LIABILITIES
Accounts payable and accrued liabilities	$255,388
Convertible notes	1,251,825
Loan from shareholder	1,418
Total liabilities	$1,508,631

Summarized statement of loss

	For the nine months ended April 30, 2026	For the three months ended April 30, 2026
Consulting revenue	4,990	4,990

Operating expenses
General and administrative expenses	$2,753	$207
Guaranteed payments	155,899	5,000
Legal and professional fees	1,749	—
Travel	1,241	—
Amortization	7,869	—
Total operating expenses	$(169,511)	$(5,207)

Interest expenses	(54,275)	(18,225)
Net loss	$(218,796)	$(18,442)
Company’s ownership	50%	50%
Company’s share of loss	$(109,398)	$(9,221)

A continuity of the Company’s investment in associate is as follows:

Balance as at July 31, 2024	$—
Investment by the Company	1,220,000
Company’s share of loss	(512,011)
Balance as at July 31, 2025	$707,989
Company’s share of loss	(109,398)
Balance as at April 30, 2026	$598,591

6.      Investment in associate

On November 6, 2024, the Company received 2,000,000 shares in FCS, in connection with an agreement to acquire a stake in FCS in exchange for 200,000 shares of the Company that was entered into on October 28, 2024. At the time of acquisition, the 2,000,000 shares of FCS received by the Company represented 50% of shares outstanding, and the initial balance of investment was determined to be $1,220,000 being the fair value of the shares issued by the Company in consideration for the exchange. As at July 31, 2025, the Company’s share of ownership remained at 50%. Management assessed that the Company has significant influence over FCS based on its share of ownership, and that the investment should be accounted for using the equity method of accounting.

Summarized financial information of FCS and a reconciliation of the carrying amount of the investment set forth in the consolidated balance sheets are set out below:

Summarized balance sheet

July 31, 2025
ASSETS
Cash	$21,047
Due from related parties	110,040
Start-up costs, net	105,589
Total assets	$236,676

LIABILITIES
Accounts payable and accrued liabilities	$211,942
Convertible notes	1,286,050
Total liabilities	$1,497,992

Summarized statement of loss

November 6, 2024 to July 31, 2025
Operating expenses
Consulting expenses	$646,799
Engineering	2,855
General and administrative expenses	6,057
Guaranteed payments	316,278
Legal and professional fees	10,185
Travel	7,310
Amortization	1,763
Total operating expenses	(991,247)
Interest expenses	(32,775)
Net loss	$(1,024,022)

A continuity of the Company’s investment in associate is as follows:

Balance as at July 31, 2024	$—
Investment by the Company	1,220,000
Company’s share of loss	(512,011)
Balance as at July 31, 2025	$707,989